Total Revenues, Net Sales and Gross Profit by Product Line (Parenthetical) (Detail) - USD ($)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Product Information [Line Items]
Total revenues		$ 3,965,594,000	$ 3,818,749,000	$ 3,539,570,000
Net sales		3,721,428,000	3,576,767,000	3,268,116,000
Interproduct revenues / sales
Product Information [Line Items]
Total revenues	[1]	(263,984,000)	(247,112,000)	(189,671,000)
Net sales	[1]	$ (263,984,000)	(247,112,000)	(189,671,000)
Asphalt and Paving | Interproduct revenues / sales
Product Information [Line Items]
Total revenues			83,500,000	61,400,000
Net sales			$ 83,500,000	$ 61,400,000

[1]	2016 and 2015 amounts have been revised to reflect the elimination of $83,500,000 and $61,400,000, respectively, of asphalt sales to the paving operations within that product line.